Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2013
Accrued Expenses and Other Current Liabilities [Abstract]
Accrued Expenses and Other Current Liabilities
Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities consist of the following (in thousands):

	December 31
	2013	2012
Employee bonus	$10,250	$8,967
Other employee benefits	13,740	3,919
Royalties	2,669	2,829
Taxes other than income	4,722	2,170
Commissions	4,336	1,567
Professional and legal fees	7,054	4,981
Contingent consideration	12,324	444
Product liability	7,710	5,275
Distributor payments	1,253	2,701
Other	16,059	5,910
	$80,117	$38,763